Fees Summary	Sep. 18, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 155,568,567.36
Total Fee Amount	21,484.04
Total Offset Amount	0.00
Net Fee	$ 21,484.04
Offering Table N/A
Offset Table N/A	N/A